Fair Value Mesurements	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Fair Value Mesurements [Line Items]
FAIR VALUE MESUREMENTS

NOTE 8:-   FAIR VALUE MESUREMENTS

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	Level	June 30, 2022	December 31, 2021
Financial liabilities:
SAFE	3	$33,983	$27,207
Warrant liability	3	21,114	19,346
		$55,097	$46,553
Financial assets:
FCA	3	—	203
Reduced principal payment derivative	3	5	16
		$5	$219

The fair value measurement of the SAFE, warrant liability, FCA and reduced principal payment derivative are measured using unobservable inputs that require a high level of judgement to determine their fair value, and thus are classified as Level 3 financial instruments. The Company estimates the fair value of SAFE and warrant liability using the Monte Carlo simulation model, the Black-Scholes option-pricing model and the Probability Weighted Expected, respectively.

The Company estimates the fair value of the FCA and reduced principal payment derivative using the Probability Weighted Expected Return Method.

The key inputs used in the valuation of the SAFE (see also Note 3a) as of June 30, 2022, December 31, 2021 and at the initial measurement date:

Input	June 30, 2022	December 31, 2021	January 2021 Initial measurement
Expected fair value per share of Preferred Shares	$75.98	$68.10	$54.94
Expected fair value per share of Ordinary Shares	$38.53	$38.53	$41.43
Probability of equity financing occurrence	5%	5%	50%
Probability of liquidity event occurrence	95%	95%	50%
Probability of dissolution occurrence	0%	0%	0%
Discount upon conversion to Preferred Share	10%	10%	10%
Time to liquidity (years)	0.42	0.5	1
Risk-Free Interest	2.25%	0.19%	0.1%
Underlying asset volatility	50.85%	62.67	102.9%

The key inputs used in the valuation of the investor warrant liability (see also Note 3b) as of June 30, 2022 and December 31, 2021:

Input	June 30, 2022	December 31, 2021
Exercise price	$36.91	$36.91
Time to liquidation (years)	0.42	0.5
Risk free rate	2.25%	0.19%
Expected Volatility	56.51%	62.67%
Probability of initial public offering occurrence	95%	95%
Probability of equity financing occurrence	5%	5%

The key inputs used in the valuation of the Discount warrant liability (see also Note 3b and Note 3c) as of June 30, 2022, December 31, 2021 and at initial measurement date:

Input	June 30, 2022	December 31, 2021	October 13, 2021 Initial Measurement	March 25, 2021 Initial Measurement
Exercise price	$0.01 – $36.909	$0.01 – $36.909	$0.01	$36.909
Time to liquidation (years)	0.42	0.5	0.22	0.75
Risk free rate	2.25%	0.19%	0.05%	0.06%
Expected Volatility	56.51%	62.67%	59.65%	93.96%
Probability of initial public offering occurrence	95%	95%	60%	50%
Probability of equity financing occurrence	5%	5%	40%	50%

Reduced Principal payment derivative:

As stated in Note 3b, in the event that the Company raises more than $10,000 in an equity financing, the monthly repayment amount of the loan principal amount for 6 months will be reduced to 2% instead of 3%.

The fair value of the reduced principal payment derivative fair value was calculated as the difference between the fair value of the primary loan with the expected principal payments decrease, and the fair value of the primary loan without the expected principal payments decrease.

Financial commitment asset:

As stated in Note 3b, the Loan Agreement includes the right to receive additional financing, FCA, which the Company measured at fair value, and classified as Level 3 financial instrument. As of March 25, 2021 (the initial measurement date) the FCA fair value amounted to $122, and at the expiration date on July 13, 2021 the FCA fair value was $65.

As stated in Note 3c, the Second Loan Agreement includes the right to receive additional financing, FCA, which the Company measured at fair value, and classified as Level 3 financial instrument. As of October 13, 2021 (the initial measurement date) the FCA fair value amounted to $134.

The following table presents the summary of the changes in the fair value of our Level 3 financial instruments:

SAFE
Balance as of January 1, 2022	$27,207
Issuance of SAFE	4,000
Change in fair value	2,776
Balance as of June 30, 2022	$33,983

Balance as of January 1, 2021	$325
Issuance of SAFE	1,675
Change in fair value	25,207
Balance as of December 31, 2021	$27,207
Warrant liability
Balance as of January 1, 2022	$19,346
Change in fair value	1,768
Balance as of June 30, 2022	$21,114

Balance as of January 1, 2021	383
Issuance of Discount warrants	1,144
Change in fair value	17,819
Balance as of December 31, 2021	$19,346
	FCA	Reduced Principal payment derivative
Balance as of January 1, 2022	$203	$16
Change in fair value	(203)	(11)
Balance as of June 30, 2022	$—	$5
	FCA	Reduced Principal payment derivative
Balance as of January 1, 2021	$—	$—
Issuance of FCA and Reduced Principal payment derivative	256	16
Change in fair value	(12)	*	)
Exercise of FCA	(65)	—
Balance as of December 31, 2021	$203	$16

*)       Represents an amount lower than $1.

NOTE 14:- FAIR VALUE MESUREMENTS

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

		December 31,
	Level	2020	2021
Financial liabilities:
SAFE	3	$27,207	$325
Warrant liability	3	19,346	383

Financial assets:
FCA	3	(203)	—
Reduced principal payment derivative	3	(16)	—
		$46,334	$708

The fair value measurement of the SAFE, warrant liability, FCA and reduced principal payment derivative are measured using unobservable inputs that require a high level of judgement to determine their fair value, and thus are classified as Level 3 financial instruments. The Company estimates the fair value of SAFE and warrant liability using the Monte Carlo simulation model, the Black-Scholes option-pricing model and the Probability Weighted Expected, respectively.

The Company estimates the fair value of the FCA and reduced principal payment derivative using the Probability Weighted Expected Return Method

The key inputs used in the valuation of the SAFE (see also Note 7a) as of December 31, 2021 and at the initial measurement date:

Input	December 31, 2021	January 2021 Initial measurement
Expected fair value per share of Preferred shares	$68.10	$54.94
Expected fair value per share of Ordinary shares	$38.53	$41.43
Probability of equity financing occurrence	5%	50%
Probability of liquidity event occurrence	95%	50%
Probability of dissolution occurrence	0%	0%
Discount upon conversion to Preferred share	10%	10%
Time to liquidity (years)	0.5	1
Risk-Free Interest	0.19%	0.1%
Underlying asset volatility	62.67	102.9%

The key inputs used in the valuation of the investor warrant liability (see also Note 9b) as of December 31, 2021 and 2020 and at the initial measurement date:

Input	December 31, 2021	December 31, 2020	September 30, 2020 Initial measurement
Exercise price	$36.91	$36.91	$36.91
Time to liquidation (years)	0.5	1	1.25
Risk free rate	0.19%	0.1%	0.01%
Expected Volatility	62.67%	102.9%	118.4%
Probability of initial public offering occurrence	95%	50%	50%
Probability of equity financing occurrence	5%	50%	50%

The key inputs used in the valuation of the Discount warrant liability (see also Note 7b and Note 7c) as of December 31, 2021, and at the initial measurement date:

Input	December 31, 2021	October 13, 2021 Initial Measurement	March 25, 2021 Initial Measurement
Exercise price	$0.01 – $36.909	$0.01	$36.909
Time to liquidation (years)	0.5	0.22	0.75
Risk free rate	0.19%	0.05%	0.06%
Expected Volatility	62.67%	59.65%	93.96%
Probability of initial public offering occurrence	95%	60%	50%
Probability of equity financing occurrence	5%	40%	50%

Reduced Principal payment derivative:

As stated in Note 7b, in the event that the Company raises more than $10,000 in an equity financing, the monthly repayment amount of the loan principal amount for 6 months will be reduced to 2% instead of 3%.

The fair value of the reduced principal payment derivative fair value was calculated as the difference between the fair value of the primary loan with the expected principal payments decrease, and the fair value of the primary loan without the expected principal payments decrease.

Financial commitment asset:

As stated in Note 7b, the Loan Agreement includes the right to receive additional financing, FCA, which the Company measured at fair value, and classified as Level 3 financial instrument. As of March 25, 2021 (the initial measurement date) the FCA fair value amounted to $122, and at the expiration date on July 13, 2021 the FCA fair value was $65.

As stated in Note 7c, the Loan Agreement includes the right to receive additional financing, FCA, which the Company measured at fair value, and classified as Level 3 financial instrument. As of October 13, 2021 (the initial measurement date) the FCA fair value amounted to $134.

The following table presents the summary of the changes in the fair value of our Level 3 financial instruments:

SAFE
Balance as of January 1, 2020	$—
Issuance of SAFE	325
Balance as of December 31, 2020	325
Issuance of SAFE	1,675
Change in fair value	25,207
Balance as of December 31, 2021	$27,207
Warrant liability
Balance as of January 1, 2020	$—
Issuance of investors warrants	286
Change in fair value	97
Balance as of December 31, 2020	383
Issuance of Discount warrants	1,144
Change in fair value	17,819
Balance as of December 31, 2021	$19,346
	FCA	Reduced Principal payment derivative
Balance as of December 31, 2020	$—	$—
Issuance of FCA	256	16
Change in fair value	(12)	*	)
Exercise of FCA	(65)	—
Balance as of December 31, 2021	$203	$16

____________

*)       Represents an amount lower than $1.

Moringa Acquisition Corp [Member]
Fair Value Mesurements [Line Items]
FAIR VALUE MESUREMENTS

NOTE 6 — FAIR VALUE MEASUREMENTS:

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).

The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Basis for Fair Value Measurement

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active or financial instruments for which significant inputs to models are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit risk), either directly or indirectly;

Level 3: Prices or valuations that require significant unobservable inputs (including the Management’s assumptions in determining fair value measurement).

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2022 by level within the fair value hierarchy:

	Level	September 30, 2022	December 31, 2021
Assets:
Money market funds held in Trust Account	1	115,699,122	115,006,372
Liabilities:
Private Warrant Liability	3	19,247	160,341

The estimated fair value of the Private Placement Warrants was determined using a binomial model to extract the market’s implied probability for an Initial Business Combination, using the Public Warrant’s market price. Once probability was extracted, a Black-Scholes-Merton model with Level 3 inputs was used to calculate the Private Warrants’ fair value. Inherent in a Black-Scholes-Merton model are assumptions related to expected life (term), expected stock price, volatility, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of selected peer companies’ Class A ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs:

	September 30, 2022	December 31, 2021
Share price	$10.0	10.0
Strike price	$11.5	11.5
Volatility	50%	50%
Risk-free interest rate	4.04%	1.26%
Dividend yield	0.00%	0.00%

NOTE 6 — FAIR VALUE MEASUREMENTS:

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).

The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Basis for Fair Value Measurement

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active or financial instruments for which significant inputs to models are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit risk), either directly or indirectly;

Level 3: Prices or valuations that require significant unobservable inputs (including the Management’s assumptions in determining fair value measurement).

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis on December 31, 2021 by level within the fair value hierarchy:

	Level	December 31, 2021
Assets:
Money market funds held in Trust Account	1	115,006,372
Liabilities:
Private Warrant Liability	3	160,341

The estimated fair value of the Private Placement Warrants was determined using a binomial model to extract the market’s implied probability for an Initial Business Combination, using the Public Warrant’s market price. Once probability was extracted, a Black-Scholes-Merton model with Level 3 inputs was used to calculate the Private Warrants’ fair value. Inherent in a Black-Scholes-Merton model are assumptions related to expected life (term), expected stock price, volatility, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of selected peer companies’ Class A ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs:

As of December 31, 2021
Share price	$10.0
Strike price	$11.5
Term (in years)	5.5
Volatility	50%
Risk-free interest rate	1.26%
Dividend yield	0.00%

The change in the fair value of the Warrants measured with Level 3 inputs for the period from March 3, 2021 (Initial Measurement) through December 31, 2021, is summarized as follows:

In U.S. dollars
Value of private warrant liability measured with Level 3 inputs at Initial Measurement	342,684
Change in fair value of private warrant liability measured with Level 3 inputs	(182,343)
Transfer in/out	—
Value of warrant liability measured with Level 3 inputs on December 31, 2021	160,341